RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			12 Months Ended			24 Months Ended
	Oct. 01, 2025	Jan. 31, 2026	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	May 18, 2026	Apr. 30, 2026	Jun. 30, 2025	Dec. 31, 2023
Related Party Transaction [Line Items]
Total Revenues				$ 1,184,616	$ 1,792,525		$ 5,980,847	$ 10,200,957
Other non operating income					683,898		1,217,586	1,779,528
Provision for credit losses				0			0
Reversal for credit losses								1,262,146
Interest Expense								18,999
Revenue Share Related Party [Member]
Related Party Transaction [Line Items]
Total Revenues							2,895,956	2,754,788
Intelligent Information Service - related party							2,895,956	2,754,788
Intelligent Information Service Related Party [Member]
Related Party Transaction [Line Items]
Total Revenues							222,661
Intelligent Information Service - related party							222,661
Senslab HK Limited [Member]
Related Party Transaction [Line Items]
Assets purchase							0	539,068
Accounts payable						$ 2,285,008		2,285,008		$ 2,285,008
Prepayment balance
Other receivable
Outstanding balance due
Other payable - related party
Percent of accounts payable						24.00%		24.00%		24.00%
Note receivable
Senslab Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Assets purchase					186,005		$ 186,005	6,347,602
Accounts payable						6,258,235		6,258,235		6,258,235
Prepayment balance
Other receivable				37,005			26,406
Outstanding balance due
Other payable - related party
Percent of accounts payable						65.00%		65.00%		65.00%
Note receivable
Senslab Technology Co Ltd [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues				$ (140,802)	(909,624)
Ants Technology Limited [Member]
Related Party Transaction [Line Items]
Accounts payable				1,799
Paid consulting service fees				5,000			5,000
Financial consulting fees				15,000	15,000		60,000
Prepayment balance				51,844	66,844	126,965	66,844	126,965		126,965
Other receivable				4,872		1,790,009	4,872	1,790,009		1,790,009				$ 1,768,473
Outstanding balance due
Other payable - related party
Percent of accounts payable				1.00%
Payment for assets									$ 359,192
Provision for credit losses														$ 1,262,146
Reversal for credit losses						1,262,146		(1,262,146)
Interest Expense
Note receivable
Ants Technology Limited [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Unsecured loan borrow										1,200,000
Ants Technology Limited [Member] | AMCV Company Limited [Member]
Related Party Transaction [Line Items]
Accounts payable				$ 1,799
Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Accounts payable
Paid consulting service fees				33,611	74,486		234,911	334,317
Prepayment balance
Other receivable						169,833		169,833		169,833
Annual subsidy				2,000,000		2,000,000		2,000,000		2,000,000
Other non operating income					683,898		1,217,586	1,779,528
Outstanding balance due				2,544,441		190,168	1,632,002	190,168		190,168
Other payable - related party
Stock subscribed													228,571
Stock subscribed value													$ 5,000,000
PIPE financing proceeds received in advance			$ 4,000,000				$ 5,500,000
Note receivable
Kami Vision Incorporated [Member] | PIPE Warrants [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, acquisitions							1,540,000
Kami Vision Incorporated [Member] | AI Service Sharing [Member]
Related Party Transaction [Line Items]
Revenue sharing ratio	30.00%	30.00%
Total Revenues				32,660
Kami Vision Incorporated [Member] | Revenue Share [Member]
Related Party Transaction [Line Items]
Total Revenues				756,008	570,588		$ 3,118,617	2,754,788
Kami Vision Incorporated [Member] | Intelligent Information Service [Member]
Related Party Transaction [Line Items]
Total Revenues				157,382
Kami Vision Incorporated [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues					134		3,833	6,270
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable				1,799		8,543,243		8,543,243		8,543,243
Prepayment balance				51,844		126,965	66,844	126,965		126,965
Other receivable				192,999		1,959,842	475,909	1,959,842		1,959,842
Outstanding balance due				3,114,877		190,168	2,065,890	190,168		190,168
Other payable - related party				1,786		6,269		6,269		6,269
Note receivable						15,862		15,862		15,862
Related Party [Member] | AI Service Sharing [Member]
Related Party Transaction [Line Items]
Total Revenues				32,660
Related Party [Member] | Revenue Share [Member]
Related Party Transaction [Line Items]
Total Revenues				946,050	570,588		3,118,617	2,754,788
Related Party [Member] | Intelligent Information Service [Member]
Related Party Transaction [Line Items]
Total Revenues				157,382
Related Party [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues				136,548	134		515,756	6,270
Sean da [Member]
Related Party Transaction [Line Items]
Accounts payable
Prepayment balance
Other receivable				146,979			440,596
Total receivable amount				146,979		15,862	440,596	15,862		15,862
Travel expenses				21,736			91,665
Outstanding balance due
Other payable - related party
Note receivable						15,862		15,862		15,862
Sean da [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Other receivable											$ 50,000	$ 440,596
ZK Cam Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable
Prepayment balance
Other receivable
Outstanding balance due				569,252		(0)	433,888	(0)		(0)
Other payable - related party
ZK Cam Co Ltd [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues				135,364			511,922
Shanghai Xiaoyun Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Other receivable				4,143			4,035
Total receivable amount				4,660			4,035
Outstanding balance due				517
Shanghai Xiaoyun Technology Co Ltd [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues				517
Kunshan Yishijue Technology Limited [Member]
Related Party Transaction [Line Items]
Accounts payable
Prepayment balance
Other receivable
Outstanding balance due				667
Other payable - related party				1,786
Kunshan Yishijue Technology Limited [Member] | Product [Member]
Related Party Transaction [Line Items]
Total Revenues				667
Senslab HK Limited and Senslab Technology Co [Member]
Related Party Transaction [Line Items]
Accounts payable						$ 8,543,243		$ 8,543,243		$ 8,543,243
Percent of accounts payable						89.00%		89.00%		89.00%
Senslab Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage				38.00%			38.00%
Senslab HK Limited [Member]
Related Party Transaction [Line Items]
Ownership percentage				100.00%			100.00%
Ants Technology Limited [Member]
Related Party Transaction [Line Items]
Ownership percentage				95.00%			95.00%
Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Ownership percentage				80.00%			80.00%